Description of Business	12 Months Ended
Dec. 31, 2020
Description of Business
Description of Business

1.    Description of Business

DraftKings Inc., a Nevada corporation (the “Company” or “DraftKings”), was incorporated in Nevada as DEAC NV Merger Corp., a wholly owned subsidiary of our legal predecessor, Diamond Eagle Acquisition Corp. (“DEAC”), a special purpose acquisition company. On April 23, 2020, DEAC consummated the transactions contemplated by the Business Combination Agreement (the “Business Combination”) dated December 22, 2019, as amended on April 7, 2020 and, in connection therewith, (i) DEAC merged with and into the Company, whereby the Company  survived the merger and became the successor issuer to DEAC by operation of Rule 12g-3(a) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (ii) the Company changed its name to “DraftKings Inc.,” (iii) the Company acquired DraftKings Inc., a Delaware corporation (“Old DK”), by way of a merger and (iv) the Company  acquired all of the issued and outstanding share capital of SBTech (Global) Limited (“SBTech”). Upon consummation of the preceding transactions, Old DK and SBTech became wholly owned subsidiaries of the Company.

DraftKings is a digital sports entertainment and gaming company. The Company’s business-to-consumer (“B2C”) segment provides users with daily fantasy sports (“DFS”), sports betting (“Sportsbook”) and online casino (“iGaming”) products. The Company’s business-to-business (“B2B”) segment is involved in the design, development and licensing of sports betting and casino gaming software for its Sportsbook and casino gaming products.

In May 2018, the Supreme Court (the “Court”) struck down on constitutional grounds the Professional and Amateur Sports Protection Act of 1992 (“PASPA”), a law that prohibited most states from authorizing and regulating sports betting. Since the Court’s decision, many states have legalized sports betting. As of December 31, 2020, the U.S. jurisdictions with statutes legalizing online sports betting are Colorado, Illinois, Indiana, Iowa, Michigan, Nevada, New Hampshire, New Jersey, Oregon, Pennsylvania, Puerto Rico, Rhode Island, Tennessee, Virginia, Washington, D.C and West Virginia. The jurisdictions with statutes legalizing sports betting at certain land-based retail locations are Arkansas, Colorado, Delaware, Illinois, Indiana, Iowa, Michigan, Mississippi, Montana, Nevada, New Hampshire, New Jersey, New York, North Carolina, Pennsylvania, Puerto Rico, Rhode Island, Virginia, Washington, Washington, D.C and West Virginia. Several of the jurisdictions have enacted laws authorizing sports betting in retail locations, but we have yet to begin operations in those jurisdictions. The jurisdictions with statutes legalizing online casinos are Delaware, Michigan, New Jersey, Pennsylvania and West Virginia.

As of December 31, 2020, the Company operates online Sportsbooks in Colorado, Illinois, Indiana, Iowa, New Hampshire, New Jersey, Oregon (B2B), Pennsylvania, Tennessee and West Virginia, has retail Sportsbooks in Colorado, Illinois, Iowa, Mississippi, New Hampshire, New Jersey and New York. Subsequent to December 31, 2020, the Company also operates online Sportsbooks in Michigan and Virginia. As of December 31, 2020, the Company has iGaming products in New Jersey, Pennsylvania and West Virginia. Subsequent to December 31, 2020, the Company also has an iGaming product in Michigan. The Company also has arrangements in place with land-based casinos to expand operations into additional states upon the passing of the relevant legislation and the issuance of related regulations and the receipt of required licenses.

The novel coronavirus (“COVID-19”) has adversely impacted global commercial activity, disrupted supply chains and contributed to significant volatility in financial markets. In 2020, the COVID-19 pandemic adversely impacted many different industries. The ongoing COVID-19 pandemic could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the extent and the duration of the impact of COVID-19. COVID-19 therefore presents material uncertainty and risk with respect to us and our performance and could affect our financial results in a materially adverse way.

To date, the primary impacts of the COVID-19 pandemic to the Company have been the suspension, cancellation and rescheduling of sports seasons and sporting events. Beginning in March and continuing through the end of the second quarter, many sports seasons and sporting events, including the MLB regular season, domestic soccer leagues and European Cup competitions, the NBA regular season and playoffs, the NCAA college basketball tournament, the Masters golf tournament, and the NHL regular season and playoffs, were suspended or cancelled. The suspension of sports seasons and sporting events reduced customers’ use of, and spending on, the Company’s Sportsbook and DFS product offerings. Starting in the third quarter and continuing into the fourth quarter of the Company’s fiscal year, major professional sports leagues resumed their activities. The MLB began its season after a three-month delay and also completed the World Series, the NHL resumed its season and completed the Stanley Cup Playoffs, the Masters golf tournament was held, most domestic soccer leagues resumed and several European cup competitions were held, and the NFL season began on its regular schedule. During this period, the NBA also resumed its season, completed the NBA Finals and commenced its 2020-2021 season. The return of major sports and sporting events, as well as the unique and concentrated sports calendar, generated significant user interest and activity in our Sportsbook and DFS product offerings. However, the possibility remains that sports seasons and sporting events may be suspended, cancelled or rescheduled due to COVID-19 outbreaks. The suspension and alteration of sports seasons and sporting events earlier in the year reduced customers’ use of, and spending on, the Company’s Sportsbook and DFS product offerings and caused the Company to issue refunds for canceled events. Additionally, while retail casinos where the Company has branded Sportsbooks and DFS have reopened, they continue to operate with reduced capacity.

The Company’s revenues vary based on sports seasons and sporting events amongst other things, and cancellations, suspensions or alterations resulting from COVID-19 have the potential to adversely affect its revenue, possibly materially. However, the Company’s product offerings that do not rely on sports seasons and sporting events, such as iGaming, may partially offset this adverse impact on revenue. DraftKings is also innovating to develop more products that do not rely on traditional sports seasons and sporting events, for example, products that permit wagering and contests on events such as eSports, simulated NASCAR and League of Legends.

A significant or prolonged decrease in consumer spending on entertainment or leisure activities would likely have an adverse effect on demand for the Company’s product offerings, reducing cash flows and revenues, and thereby materially harming the Company’s business, financial condition and results of operations. In addition, a recurrence of COVID-19 cases or an emergence of additional variants or strains could cause other widespread or more severe impacts depending on where infection rates are highest.  As steps taken to mitigate the spread of COVID-19 have necessitated a shift away from a traditional office environment for many employees, the Company has business continuity programs in place to ensure that employees are safe and that the business continues to function with minimal disruptions to normal work operations while employees work remotely. The Company will continue to monitor developments relating to disruptions and uncertainties caused by COVID-19.